GMO Emerging Markets Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	120 Months Ended	270 Months Ended	349 Months Ended	385 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class II
Prospectus [Line Items]
Average Annual Return, Percent	[1]		33.77%	2.53%			6.91%		6.81%
Performance Inception Date		Nov. 29, 1996
Class II | MSCI Emerging Markets Index (reflects no deduction for fees or expenses, but are net of withholding tax on dividend reinvestment)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		33.57%	4.20%			8.42%		6.27%
Class III
Prospectus [Line Items]
Average Annual Return, Percent			33.82%	2.59%			6.97%			6.67%
Performance Inception Date		Dec. 09, 1993
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			32.05%	1.13%			5.86%			5.38%
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			20.87%	1.66%			5.45%			5.56%
Class III | MSCI Emerging Markets Index (reflects no deduction for fees or expenses, but are net of withholding tax on dividend reinvestment)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		33.57%	4.20%			8.42%			5.76%
Class VI
Prospectus [Line Items]
Average Annual Return, Percent			34.03%	2.72%			7.11%	8.25%
Performance Inception Date		Jun. 30, 2003
Class VI | MSCI Emerging Markets Index (reflects no deduction for fees or expenses, but are net of withholding tax on dividend reinvestment)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		33.57%	4.20%			8.42%	9.19%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			33.79%	2.53%	8.25%
Performance Inception Date		Mar. 31, 2020
Class R6 | MSCI Emerging Markets Index (reflects no deduction for fees or expenses, but are net of withholding tax on dividend reinvestment)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		33.57%	4.20%	11.82%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			33.64%	2.47%		2.53%
Performance Inception Date		Jan. 14, 2020
Class I | MSCI Emerging Markets Index (reflects no deduction for fees or expenses, but are net of withholding tax on dividend reinvestment)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		33.57%	4.20%		6.00%

[1]	For the period from January 9, 1998 to August 12, 2009, no Class II shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have been adjusted downward to reflect Class II’s higher total annual fund operating expenses (Class II’s expenses during these periods were calculated by adjusting Class III’s actual total annual fund operating expenses during such periods upward by the current differential between “Total annual fund operating expenses” for Class II and Class III shares shown in the Fund’s “Annual Fund operating expenses” table).
[2]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.